OPERATING DATA - Schedule of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Revenue, Cost Of Sales, Current Assets, And Current Liabilities [Abstract]
Finished products	$ 5,372	$ 5,906
Production in process	4,741	5,343
Raw materials	6,334	6,639
Manufacturing supplies, spare parts and other	2,312	2,199
Total	18,759	20,087
Spare parts	1,700	1,500
Manufacturing and other	$ 600	$ 700